Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Minimum Contractual Charter for 2018	$ 236,398
Minimum Contractual Charter for 2019	139,357
Minimum Contractual Charter for 2020	110,092
Minimum Contractual Charter for 2021	101,491
Minimum Contractual Charter for 2022	90,719
Minimum Contractual Charter for 2023 and thereafter	73,904
Total	$ 751,961